Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Lease Liabilities

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2024	2023
	(in thousands)
	£	£
At January 1	396	639
Re-measurement of liability	—	4
Accretion of interest	17	29
Payments	(223)	(270)
Effect of foreign currency exchange differences	—	(6)
At December 31	190	396

Classified as:
Current	73	206
Non-current	117	190
	190	396

Summary of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is as follows:

	2024	2023
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	82	224
Later than 1 year and not later than 3 years	123	164
Later than 3 years and not later than 5 years	—	41
Total contractual undiscounted payments	205	429
Less: effect of discounting	(15)	(33)
Discounted lease liabilities	190	396

Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2024	2023	2022
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	207	212	251
Interest expense on lease liabilities (included in administrative expenses)	17	29	21
Total amount recognized in statements of operations	224	241	272

Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised

Based upon the existing lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2024	2023
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	—	256
Total	—	256